Fair Value of Financial Instruments - Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3 (Detail) - Level 3 [member]	12 Months Ended
Oct. 31, 2019
Private equity securities [Member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Market comparable
Significant unobservable inputs	General Partner valuations per financial statements
Range of estimates	93%
Private equity securities 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs	Capitalization rate
Range of estimates	7%
Changes in fair value from reasonably possible alternatives	(25)/25
Option pricing model [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Interest rate volatility
Range of estimates	9% - 190%
Changes in fair value from reasonably possible alternatives	(1)/1 millions
Option pricing model [member] | Equity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Equity volatility
Range of estimates	2% - 131%
Option pricing model [member] | Equity contracts 1 [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique	Option pricing model
Significant unobservable inputs	Single stock correlation
Range of estimates	(70)% - 97%
Changes in fair value from reasonably possible alternatives	(7)/7 millions